Consolidated Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Asset-Backed Securities
Cayman Islands — 0.2%
AREIT Ltd., Series 2024-CRE9,
Class A, (1-mo. CME Term SOFR
at 1.69% Floor + 1.69%), 6.77%,
05/17/41
(a) (b)
............... USD 2,650 $ 2,649,635
United States — 3.2%
(a)
AMSR Trust
Series 2020-SFR4, Class E2,
2.46%, 11/17/37 .......... 3,000 2,903,016
Series 2020-SFR5, Class E2,
2.93%, 11/17/37 .......... 3,000 2,924,267
Series 2021-SFR1, Class E2,
2.90%, 06/17/38 .......... 3,700 3,361,605
Series 2021-SFR2, Class E2,
2.58%, 08/17/38 .......... 2,000 1,884,169
Series 2022-SFR1, Class E2,
4.64%, 03/17/39 .......... 4,912 4,734,815
FRTKL, Series 2021-SFR1, Class E2,
2.52%, 09/17/38 ............ 4,000 3,691,221
Home Partners of America Trust
Series 2021-2, Class E2, 2.95%,
12/17/26 ............... 3,844 3,607,993
Series 2021-3, Class E2, 3.35%,
01/17/41 ............... 3,642 3,246,399
Mill City Solar Loan Ltd., Series 2019-
1A, Class A, 4.34%, 03/20/43 ... 863 815,995
New Residential Mortgage Loan Trust,
Series 2022-SFR1, Class E2,
3.70%, 02/17/39 ............ 4,000 3,675,596
Progress Residential Trust
Series 2021-SFR10, Class E2,
3.67%, 12/17/40 .......... 757 702,612
Series 2021-SFR11, Class E2,
3.53%, 01/17/39 .......... 4,000 3,671,032
Series 2021-SFR4, Class E2,
2.56%, 05/17/38 .......... 3,455 3,263,958
Series 2021-SFR4, Class F, 3.41%,
05/17/38 ............... 1,000 941,399
Series 2021-SFR8, Class E2,
2.53%, 10/17/38 .......... 4,000 3,783,396
Series 2021-SFR9, Class E2,
3.01%, 11/17/40 .......... 3,500 3,204,267
Series 2022-SFR1, Class E2,
3.99%, 02/17/41 .......... 4,000 3,721,893
Series 2022-SFR2, Class E2,
4.80%, 04/17/27 .......... 3,000 2,883,661
Tricon American Homes Trust
Series 2020-SFR1, Class E, 3.54%,
07/17/38 ............... 2,000 1,949,613
Series 2020-SFR2, Class E2,
3.08%, 11/17/39 .......... 4,000 3,695,692
Tricon Residential Trust, Series 2021-
SFR1, Class E2, 2.89%, 07/17/38 3,500 3,305,375
61,967,974
Total Asset-Backed Securities — 3.4%
(Cost: $ 68,781,598 ) .............................. 64,617,609
Security
Shares
Shares Value
Common Stocks
United States — 0.0%
Blackstone Mortgage Trust, Inc. , Class
A ...................... 20,000 $ 380,200
Invitation Homes, Inc. ........... 15,000 528,900
909,100
Total Common Stocks — 0.0%
(Cost: $ 1,305,281 ) .............................. 909,100
Par (000)
Pa r (000)
Corporate Bonds
China — 0.0%
(c)
China Aoyuan Group Ltd. , 6.20%
,
03/24/26 ................. USD 545 8,175
Fantasia Holdings Group Co. Ltd. ,
10.88%
,
01/09/25
(d) (e)
......... 345 5,175
KWG Group Holdings Ltd. , 5.95%
,
08/10/25
(d) (e)
............... 545 32,019
Powerlong Real Estate Holdings Ltd. ,
6.25%
,
08/10/24
(d) (e)
.......... 345 28,462
Sunac China Holdings Ltd.
(f)
5.00% , ( 5.00 % Cash or 6.00 % PIK),
09/30/25 ............... 51 6,269
6.25% , ( 6.25 % Cash or 6.25 % PIK),
09/30/26
(d) (e)
............. 51 5,578
5.50% , ( 5.50 % Cash or 6.50 % PIK),
09/30/27 ............... 103 9,766
5.75% , ( 5.75 % Cash or 6.75 % PIK),
09/30/28 ............... 155 13,522
6.00% , ( 6.00 % Cash or 7.00 % PIK),
09/30/29 ............... 155 12,000
6.25% , ( 6.25 % Cash or 7.25 % PIK),
09/30/30 ............... 73 5,102
1.00% , ( 1.00 % Cash or 2.00 % PIK),
09/30/32
(g)
.............. 60 5,828
Yango Justice International Ltd. , 8.25%
,
11/25/24
(d) (e)
............... 545 1,362
Yuzhou Group Holdings Co. Ltd. ,
6.35%
,
01/13/27
(d) (e)
.......... 345 22,425
155,683
Hong Kong — 0.0%
Melco Resorts Finance Ltd. , 5.63%
,
07/17/27
(c)
................ 545 530,524
Macau — 0.1%
Champion Path Holdings Ltd. , 4.85%
,
01/27/28
(c)
................ 545 509,405
MGM China Holdings Ltd. , 4.75%
,
02/01/27
(c)
................ 545 530,353
Studio City Finance Ltd. , 5.00%
,
01/15/29
(a)
................ 545 497,312
1,537,070
Total Corporate Bonds — 0.1%
(Cost: $ 4,795,257 ) .............................. 2,223,277

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Pa r (000) Value
Foreign Agency Obligations
Supranational — 0.7%
European Union
(c)
2.50% , 10/04/52 ............ EUR 1,680 $ 1,594,824
Series NGEU , 3.00% , 03/04/53 .. 10,799 11,321,187
12,916,011
Total Foreign Agency Obligations — 0.7%
(Cost: $ 11,891,874 ) .............................. 12,916,011
Foreign Government Obligations
Belgium — 0.5%
Kingdom of Belgium , 3.30%
,
06/22/54
(a) (c)
............... 8,982 9,781,714
Brazil — 1.0%
Federative Republic of Brazil
10.00% , 01/01/29 ........... BRL 14 2,398,614
6.13% , 03/15/34 ............ USD 5,400 5,499,900
10.00% , 01/01/35 ........... BRL 70 11,253,229
19,151,743
France — 0.2%
French Republic , 3.00%
,
05/25/54
(a) (c)
EUR 4,605 4,624,992
Israel — 0.0%
State of Israel Government Bond ,
5.75%
,
03/12/54 ............ USD 1,080 1,027,688
Japan — 0.3%
Japan Government Bond , 1.80%
,
03/20/54 ................. JPY 859,700 5,599,400
Mexico — 0.8%
United Mexican States
8.50% , 03/01/29 ............ MXN 465 2,302,801
8.50% , 05/31/29 ............ 930 4,606,960
3.50% , 02/12/34 ............ USD 1,834 1,558,900
7.75% , 11/23/34 ............ MXN 624 2,838,495
6.35% , 02/09/35 ............ USD 3,650 3,825,200
15,132,356
United Kingdom — 0.9%
U.K. Treasury Bonds , 4.38%
,
07/31/54
(c)
................ GBP 12,805 16,527,305
Total Foreign Government Obligations — 3.7%
(Cost: $ 72,475,315 ) .............................. 71,845,198
Shares
Shares
Investment Companies
iShares Residential and Multisector
Real Estate ETF
(h)
........... 32,341 2,872,528
Strategic Risk Allocation Cayman
Fund
(e)
................... 339,702,867 6,216,562
Total Investment Companies — 0.5%
(Cost: $ 9,389,950 ) .............................. 9,089,090
Security
Par (000)
Pa r (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 1 .1%
United States — 1.1%
(a)
BRAVO Residential Funding Trust,
Series 2023-NQM3, Class A1,
4.85%, 09/25/62
(i)
........... USD 2,623 $ 2,610,810
CSMC Trust, Series 2022-NQM5, Class
A1, 5.17%, 05/25/67
(b)
........ 5,201 5,182,556
Ellington Financial Mortgage Trust,
Series 2021-3, Class A1, 1.24%,
09/25/66
(b)
................ 3,270 2,734,439
J.P. Morgan Mortgage Trust, Series
2023-DSC1, Class A1, 4.62%,
07/25/63
(b)
................ 1,432 1,403,477
PRKCM Trust, Series 2022-AFC2,
Class A1, 5.33%, 08/25/57
(b)
.... 775 774,347
SG Residential Mortgage Trust
Series 2021-1, Class A1, 1.16%,
07/25/61
(b)
.............. 3,742 3,088,925
Series 2022-2, Class A1, 5.35%,
08/25/62
(i)
............... 1,289 1,289,493
Verus Securitization Trust
(i)
Series 2022-7, Class A1, 5.15%,
07/25/67 ............... 3,731 3,715,206
Series 2022-INV2, Class A1, 6.79%,
10/25/67 ............... 987 996,821
21,796,074
Commercial Mortgage-Backed Securities — 1 .3%
United States — 1.3%
(a)(b)
BAMLL Trust, Series 2024-BHP,
Class A, (1-mo. CME Term SOFR
at 2.35% Floor + 2.35%), 7.45%,
08/15/39 ................. 580 581,999
BFLD Mortgage Trust, Series 2024-
VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%),
6.99%, 07/15/41 ............ 585 585,000
BX Commercial Mortgage Trust
Series 2020-VIV2, Class C, 3.66%,
03/09/44 ............... 950 865,305
Series 2020-VIV3, Class B, 3.66%,
03/09/44 ............... 130 119,848
Series 2024-AIRC, Class A, (1-mo.
CME Term SOFR at 1.69% Floor
+ 1.69%), 6.79%, 08/15/39 ... 790 790,988
Series 2024-KING, Class A, (1-mo.
CME Term SOFR at 1.54% Floor
+ 1.54%), 6.64%, 05/15/34 ... 2,000 1,999,375
Series 2024-MDHS, Class A, (1-mo.
CME Term SOFR at 1.64% Floor
+ 1.64%), 6.74%, 05/15/41 ... 2,081 2,083,704
Series 2024-XL4, Class D, (1-mo.
CME Term SOFR at 3.14% Floor
+ 3.14%), 8.24%, 02/15/39 ... 1,113 1,114,342
BX Trust, Series 2024-VLT4, Class A,
(1-mo. CME Term SOFR at 1.49%
Floor + 1.49%), 6.59%, 07/15/29 . 1,990 1,990,000
Commercial Mortgage Trust, Series
2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor +
1.84%), 6.92%, 06/15/41 ....... 870 866,466
CONE Trust, Series 2024-DFW1,
Class A, (1-mo. CME Term SOFR
at 1.64% Floor + 1.64%), 6.74%,
08/15/41 ................. 330 330,000

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
United States (continued)
DBSG Mortgage Trust, Series 2024-
ALTA, Class A, 6.14%, 06/10/37 .. USD 345 $ 351,823
ELM Trust
Series 2024-ELM, Class A10,
5.99%, 06/10/39 .......... 700 715,828
Series 2024-ELM, Class A15,
5.99%, 06/10/39 .......... 700 715,827
Extended Stay America Trust
Series 2021-ESH, Class B, (1-mo.
CME Term SOFR at 1.38% Floor
+ 1.49%), 6.59%, 07/15/38 ... 2,673 2,667,259
Series 2021-ESH, Class C, (1-mo.
CME Term SOFR at 1.70% Floor
+ 1.81%), 6.91%, 07/15/38 ... 374 373,416
Series 2021-ESH, Class D, (1-mo.
CME Term SOFR at 2.25% Floor
+ 2.36%), 7.46%, 07/15/38 ... 576 576,721
Great Wolf Trust, Series 2024-WLF2,
Class A, (1-mo. CME Term SOFR +
1.69%), 6.79%, 05/15/41 ....... 1,940 1,940,000
HILT Commercial Mortgage Trust,
Series 2024-ORL, Class A, (1-mo.
CME Term SOFR at 1.54% Floor +
1.54%), 6.64%, 05/15/37 ....... 780 778,537
HLTN Commercial Mortgage Trust,
Series 2024-DPLO, Class A, (1-mo.
CME Term SOFR at 1.64% Floor +
1.64%), 6.74%, 06/15/41 ....... 870 868,369
HONO Mortgage Trust, Series 2021-
LULU, Class A, (1-mo. CME Term
SOFR at 1.15% Floor + 1.26%),
6.36%, 10/15/36 ............ 430 416,739
JW Commercial Mortgage Trust, Series
2024-MRCO, Class A, (1-mo.
CME Term SOFR at 1.62% Floor +
1.62%), 6.70%, 06/15/39 ....... 830 828,446
LBA Trust, Series 2024-BOLT, Class A,
(1-mo. CME Term SOFR at 1.59%
Floor + 1.59%), 6.69%, 06/15/26 . 1,320 1,320,000
NYC Trust, Series 2024-3ELV, Class A,
(1-mo. CME Term SOFR at 1.99%
Floor + 1.99%), 7.09%, 08/15/29 . 615 617,702
One New York Plaza Trust, Series
2020-1NYP, Class AJ, (1-mo.
CME Term SOFR at 1.25% Floor +
1.36%), 6.46%, 01/15/36 ....... 385 359,012
PGA Trust, Series 2024-RSR2, Class A,
(1-mo. CME Term SOFR at 1.89%
Floor + 1.89%), 6.99%, 06/15/39 . 1,000 995,937
Taubman Centers Commercial
Mortgage Trust, Series 2022-DPM,
Class A, (1-mo. CME Term SOFR
at 2.19% Floor + 2.19%), 7.28%,
05/15/37 ................. 235 235,587
Wells Fargo Commercial Mortgage
Trust, Series 2024-1CHI, Class A,
5.48%, 07/15/35 ............ 293 295,089
25,383,319
Total Non-Agency Mortgage-Backed Securities — 2.4%
(Cost: $ 46,747,746 ) .............................. 47,179,393
Security
Par (000)
Pa r (000) Value
U.S. Government Sponsored Agency Securities
Commercial Mortgage-Backed Securities — 0.8%
Federal Home Loan Mortgage Corp.
Variable Rate Notes
(a)(b)
Series 2017-K62 , Class B ,
4.01% , 01/25/50 ........ USD 2,500 $ 2,455,770
Series 2017-K65 , Class B ,
4.22% , 07/25/50 ........ 2,000 1,971,542
Series 2018-K73 , Class B ,
3.98% , 02/25/51 ........ 1,350 1,312,908
Series 2018-K82 , Class B ,
4.27% , 09/25/28 ........ 2,043 2,003,991
Series 2018-K83 , Class B ,
4.42% , 11/25/51 ........ 2,000 1,966,077
Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28 ........ 696 629,549
Series 2019-K91 , Class B ,
4.40% , 04/25/51 ........ 2,000 1,961,186
Series 2019-K94 , Class B ,
4.10% , 07/25/52 ........ 2,000 1,922,524
Series 2020-K737 , Class B ,
3.42% , 01/25/53 ........ 932 902,616
15,126,163
Mortgage-Backed Securities — 2.3%
Uniform Mortgage-Backed Securities
(j)
5.00% , 10/25/54 - 11/25/54 ... 29,600 29,582,653
5.50% , 10/25/54 .......... 14,568 14,736,772
44,319,425
Total U.S. Government Sponsored Agency Securities
—
3 .1%
(Cost: $ 60,135,561 ) .............................. 59,445,588
U.S. Treasury Obligations
U.S. Treasury Bonds
(k)
4.63% , 05/15/44
(l)
........... 28,732 30,451,113
3.00% , 02/15/49 ............ 11,950 9,674,365
U.S. Treasury Inflation Linked Bonds
2.00% , 01/15/26
(b)
........... 26,231 26,181,354
2.38% , 01/15/27
(b)
........... 25,016 25,423,511
1.75% , 01/15/28
(b)
........... 23,137 23,323,214
3.63% , 04/15/28
(b)
........... 23,656 25,348,652
2.50% , 01/15/29
(b)
........... 22,068 23,014,255
3.88% , 04/15/29
(b)
........... 30,242 33,375,019
3.38% , 04/15/32
(b)
........... 10,615 11,989,434
2.13% , 02/15/40 - 02/15/54
(b)
.... 55,482 57,848,720
0.75% , 02/15/42 - 02/15/45
(b)
.... 65,968 53,736,623
0.63% , 02/15/43
(b)
........... 22,954 18,418,638
1.38% , 02/15/44
(b) (l)
.......... 32,155 29,317,151
1.00% , 02/15/46 - 02/15/48
(b)
.... 34,627 28,657,093
0.88% , 02/15/47
(b)
........... 22,835 18,328,878
1.00% , 02/15/49
(b) (k)
.......... 5,617 4,580,675
0.25% , 02/15/50
(b)
........... 23,276 15,442,062
0.13% , 02/15/51 - 02/15/52
(b)
.... 49,676 31,103,394
1.50% , 02/15/53
(b)
........... 26,518 23,966,330
U.S. Treasury Inflation Linked Notes
0.13% , 10/15/25 - 01/15/32
(b)
.... 589,142 556,041,056
0.63% , 01/15/26 - 07/15/32
(b)
.... 122,317 116,737,911
0.38% , 01/15/27 - 07/15/27
(b)
.... 101,402 98,560,826
1.63% , 10/15/27
(b)
........... 57,083 57,456,902
0.50% , 01/15/28
(b)
........... 57,138 55,321,499
1.25% , 04/15/28
(b)
........... 59,754 59,186,586
0.75% , 07/15/28
(b)
........... 47,412 46,358,493
2.38% , 10/15/28
(k)
........... 61,764 64,144,339
0.88% , 01/15/29
(b)
........... 42,114 41,112,569
2.13% , 04/15/29
(k)
........... 61,605 63,312,828

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
0.25% , 07/15/29
(b)
........... USD 48,358 $ 45,876,330
1.13% , 01/15/33
(b) (k)
.......... 72,752 70,190,529
1.38% , 07/15/33
(b)
........... 71,865 70,834,716
1.75% , 01/15/34
(k)
........... 73,850 74,668,654
1.88% , 07/15/34
(k)
........... 43,795 44,865,001
U.S. Treasury Notes , 4.63% , 04/30/31 3,102 3,277,093
Total U.S. Treasury Obligations — 101.6%
(Cost: $ 2,000,117,099 ) ........................... 1,958,125,813
Total Long-Term Investments — 115 .5%
(Cost: $ 2,275,639,681 ) ........................... 2,226,351,079
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 4.83%
(h) (m)
.... 3,190,192 3,190,192
Total Short-Term Securities — 0 .2%
(Cost: $ 3,190,192 ) .............................. 3,190,192
Total Options Purchased — 0 .2%
(Cost: $ 2,503,787 ) .............................. 3,461,315
Total Investments Before Options Written and TBA Sale
Commitments — 115.9%
(Cost: $ 2,281,333,660 ) ........................... 2,233,002,586
Total Options Written — ( 0 .2 ) %
(Premiums Received — $ (1,432,660) ) ................. (2,833,884)
Par (000)
Pa r (000)
TBA Sale Commitments
Uniform Mortgage-Backed Securities ,
5.00% , 10/25/54
(j)
........... (2) (2,411)
Total TBA Sale Commitments — (0.0) %
(Proceeds: $ (2,415) ) ............................. (2,411)
Total Investments Net of Options Written and TBA Sale
Commitments — 115 .7%
(Cost: $ 2,279,898,585 ) ........................... 2,230,166,291
Liabilities in Excess of Other Assets — (15.7) % ........... (302,445,964)
Net Assets — 100.0% .............................. $ 1,927,720,327
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Issuer filed for bankruptcy and/or is in default.
(e)
Non-income producing security.
(f)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)
Convertible security.
(h)
Affiliate of the Fund.
(i)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Represents or includes a TBA transaction.
(k)
All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(l)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(m)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 20,717,863 $ — $ (17,527,671)
(a)
$ — $ — $ 3,190,192 3,190,192 $ 194,395 $ —
iShares iBoxx $ Investment
Grade Corporate Bond
ETF
(b)
.............. — 29,274,444 (29,161,234) (113,210) — — — — —
iShares Residential and
Multisector Real Estate ETF 2,377,710 — — — 494,818 2,872,528 32,341 38,384 —
$ (113,210) $ 494,818 $ 6,062,720 $ 232,779 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
Reverse Repurchase Agreements
Counterparty
Interest
Rate
Trade
Date
Maturity
Date Face Value
Face Value
Including
Accrued Interest
Type of Non-Cash
Underlying Collateral
Remaining Contractual
Maturity of the Agreements
Barclays Capital, Inc. .... 4 .96% 09/30/24 10/01/24   $ 74,877,412 $ 74,887,728 U.S. Treasury Obligations Overnight
BofA Securities, Inc. ..... 5 .00 09/30/24 10/01/24   26,541,750 26,545,436 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .02 09/30/24 10/01/24   4,583,880 4,584,519 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .02 09/30/24 10/01/24   30,712,768 30,717,051 U.S. Treasury Obligations Overnight
HSBC Securities (USA), Inc. 5 .02 09/30/24 10/01/24   38,835,000 38,840,415 U.S. Treasury Obligations Overnight
Nomura Securities
International, Inc. ..... 5 .03 09/30/24 10/01/24   63,911,900 63,920,830 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 5 .03 09/30/24 10/01/24   9,739,250 9,740,611 U.S. Treasury Obligations Overnight
U.S. Bancorp Investments,
Inc. .............. 5 .03 09/30/24 10/01/24   32,640,000 32,644,561 U.S. Treasury Obligations Overnight
$ 281,841,960 $ 281,881,151

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
CBOE Volatility Index ....................................................... 55 10/16/24 $ 1,036 $ 7,298
Euro-Bobl ............................................................... 35 12/06/24 4,677 15,623
Euro-Bund .............................................................. 81 12/06/24 12,165 (1,044)
Australia 10-Year Bond ...................................................... 161 12/16/24 12,956 (154,265)
3-mo. SONIA Index ......................................................... 18 09/16/25 5,793 (2,799)
(135,187)
Short Contracts
Euro-Buxl ............................................................... 83 12/06/24 12,591 (3,059)
Japan 10-Year Bond ........................................................ 1 12/13/24 1,006 989
U.S. Treasury 10-Year Note ................................................... 197 12/19/24 22,532 (97,924)
U.S. Treasury 10-Year Ultra Note ............................................... 435 12/19/24 51,527 226,020
U.S. Treasury Long Bond ..................................................... 52 12/19/24 6,466 28,884
U.S. Treasury Ultra Bond ..................................................... 101 12/19/24 13,461 23,416
U.S. Treasury 2-Year Note .................................................... 580 12/31/24 120,799 173,359
U.S. Treasury 5-Year Note .................................................... 437 12/31/24 48,050 (96,898)
3-mo. SOFR ............................................................. 368 03/17/26 89,249 59,099
313,886
$ 178,699
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 8,568,291 JPY 1,190,117,000 Royal Bank of Canada 12/18/24 $ 198,348
USD 2,389,531 JPY 338,304,000 Toronto Dominion Bank 12/18/24 10,280
USD 2,828,000 MXN 54,728,728 Citibank NA 12/18/24 81,962
USD 1,487,326 MXN 29,097,552 Goldman Sachs International 12/18/24 27,344
USD 1,401,168 MXN 27,552,133 Morgan Stanley & Co. International plc 12/18/24 18,728
336,662
BRL 16,177,747 USD 2,957,000 Citibank NA 12/18/24 (14,488)
MXN 55,225,184 USD 2,828,000 Citibank NA 12/18/24 (57,052)
MXN 28,960,260 USD 1,481,267 UBS AG 12/18/24 (28,173)
USD 14,040,702 BRL 79,567,930 Bank of America NA 12/18/24 (431,622)
USD 151,784 EUR 136,000 State Street Bank and Trust Co. 12/18/24 (88)
USD 27,472,023 EUR 24,606,000 Toronto Dominion Bank 12/18/24 (5,488)
USD 16,369,073 GBP 12,460,000 State Street Bank and Trust Co. 12/18/24 (286,390)
(823,301)
$ (486,639)
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ............................... 1,027 11/15/24 USD 95.75 USD 256,750 $ 616,200
3-mo. SOFR ............................... 1,027 11/15/24 USD 95.25 USD 256,750 1,822,925
2,439,125

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

Exchange-Traded Options Purchased (continued)
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
3-mo. SOFR ............................... 3,207 10/11/24 USD 96.94 USD 801,750 $ 701,530
$ 3,140,655
OTC Currency Options Purchased
Description Counterparty
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
USD Currency ........................... Bank of America NA 03/06/26 CNH 7.75 USD 58,007 $ 274,376
OTC Dual Binary Options Purchased
Description
(a)
Counterparty Units
Expiration
Date
Notional
Amount (000) Value
Put
Payout at expiry if USDCNHC >= 7.35 and
difference of US 30-Year swap and US 5-Year
swap >= 0.23 ....................... Citibank NA 1,222,000 01/17/25 USD 8,982 $ 8,488
(a)
Option only pays if both terms are met on the expiration date.
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual Citibank NA 10/17/24 4.43 % USD 24,797 $ 1
10-Year Interest Rate Swap
(a)
4.43% Annual 1-day SOFR Annual
Goldman Sachs Bank
USA 10/17/24 4.43 USD 12,399 —
30-Year Interest Rate Swap
(a)
3.93% Annual 1-day SOFR Annual Citibank NA 12/18/24 3.93 USD 10,471 35,059
1-Year Interest Rate Swap
(a)
. 4.10% At Termination 1-day SOFR At Termination
JPMorgan Chase
Bank NA 01/28/25 4.10 USD 9,009 2,736
$ 37,796
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
3-mo. SOFR ................................ 2,054 11/15/24 USD 95.50 USD 513,500 $ (2,387,775)
Put
3-mo. SOFR ................................ 2,919 10/11/24 USD 96.56 USD 729,750 (54,731)
$ (2,442,506)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 03/28/25 2.76 % USD 11,685 $ (89,431)
10-Year Interest Rate Swap
(a)
2.76% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 04/02/25 2.76 USD 11,728 (94,796)
(184,227)
Put
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination Citibank NA 10/17/24 5.10 USD 208,292 —
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 5.10% At Termination
Goldman Sachs Bank
USA 10/17/24 5.10 USD 104,146 —
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.30% At Termination
JPMorgan Chase
Bank NA 01/28/25 4.30 USD 9,009 (1,351)
1-Year Interest Rate Swap
(a)
. 1-day SOFR At Termination 4.55% At Termination
JPMorgan Chase
Bank NA 01/28/25 4.55 USD 9,009 (548)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 03/28/25 3.76 USD 11,685 (101,266)
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.76% Annual
JPMorgan Chase
Bank NA 04/02/25 3.76 USD 11,728 (103,986)
(207,151)
$ (391,378)
(a)
Forward settling swaption.
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
43.V1 ........... 5.00 % Quarterly 12/20/29 B+ USD 36,276 $ 2,702,556 $ 2,665,808 $ 36,748
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.27% Annual 1-day TONAR Annual N/A 03/11/26 JPY 1,566,260 $ 12,736 $ 4,881 $ 7,855
0.41% Annual 1-day TONAR Annual N/A 05/21/26 JPY 1,517,975 (6,394) — (6,394)
0.77% At Termination 1-day TONAR At Termination 07/27/26
(a)
07/27/27 JPY 1,497,513 (13,916) — (13,916)
0.77% At Termination 1-day TONAR At Termination 07/27/26
(a)
07/27/27 JPY 1,497,513 (13,659) — (13,659)
3.02% Annual 1-day SOFR Annual 09/25/26
(a)
09/25/28 USD 1,062 1,032 — 1,032
4.09% Annual 1-day SOFR Annual N/A 02/28/31 USD 981 (43,012) — (43,012)
1-day SOFR Annual 3.06% Annual 12/02/24
(a)
06/30/31 USD 1,014 (9,261) — (9,261)
3.14% Annual 1-day SOFR Annual 12/02/24
(a)
06/30/31 USD 1,577 7,146 — 7,146
1-day TONAR Annual 0.85% Annual N/A 03/11/34 JPY 328,915 10,669 (6,231) 16,900
1-day TONAR Annual 0.99% Annual N/A 05/21/34 JPY 319,500 33,928 — 33,928
3.39% Annual 1-day SOFR Annual 09/25/29
(a)
09/25/34 USD 450 20 — 20
3.84% Annual 1-day SOFR Annual 10/01/24
(a)
10/01/34 USD 6,025 (267,623) — (267,623)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.29% Annual 12/02/24
(a)
02/15/40 USD 825 $ (10,318) $ — $ (10,318)
1-day SOFR Annual 3.31% Annual N/A 09/06/49 USD 260 (3,128) — (3,128)
3.40% Annual 1-day SOFR Annual N/A 11/15/49 – 3,718 — 3,718
1-day SOFR Annual 3.31% Annual 12/02/24
(a)
11/15/53 USD 1,025 326 — 326
3.18% Annual 1-day SOFR Annual 12/02/24
(a)
11/15/53 USD 1,072 24,249 — 24,249
2.49% Annual 6-mo. EURIBOR Semi-Annual N/A 02/19/54 EUR 4,447 (270,120) (37,238) (232,882)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,774 (316,882) (64,726) (252,156)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 02/20/54 EUR 4,447 (287,096) (52,960) (234,136)
2.51% Annual 6-mo. EURIBOR Semi-Annual N/A 03/01/54 EUR 2,235 (148,222) (29,503) (118,719)
2.46% Annual 6-mo. EURIBOR Semi-Annual N/A 03/22/54 EUR 939 (50,955) (1,029) (49,926)
2.54% Annual 6-mo. EURIBOR Semi-Annual N/A 04/22/54 EUR 3,633 (200,795) (7,432) (193,363)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/19/54 EUR 852 (26,396) — (26,396)
2.43% Annual 6-mo. EURIBOR Semi-Annual N/A 06/20/54 EUR 826 (25,717) — (25,717)
6-mo. EURIBOR Semi-Annual 2.44% Annual N/A 06/24/54 EUR 572 19,631 — 19,631
$ (1,580,039) $ (194,238) $ (1,385,801)
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1.87% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/29 EUR 7,210 $ (38,541) $ 11,190 $ (49,731)
1.93% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/29 EUR 7,140 (61,522) 1,367 (62,889)
UK Retail Price Index All
Items Monthly At Termination 3.75% At Termination 08/15/29 GBP 5,840 17,401 56 17,345
3.69% At Termination
UK Retail Price Index All
Items Monthly At Termination 09/15/29 GBP 2,960 4,076 (263) 4,339
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 06/07/34 USD 113 (1,946) (11) (1,935)
UK Retail Price Index All
Items Monthly At Termination 3.45% At Termination 09/15/34 GBP 2,960 (11,783) (1,252) (10,531)
2.55% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 05/07/49 USD 2,650 (98,701) — (98,701)
2.47% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/15/49 USD 2,685 (59,156) — (59,156)
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 08/23/49 USD 2,590 23,991 — 23,991
2.30% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 1,067 14,806 — 14,806
2.31% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/10/54 USD 1,067 13,869 — 13,869
2.28% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 1,067 19,353 — 19,353
2.29% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/11/54 USD 1,067 18,190 — 18,190
UK Retail Price Index All
Items Monthly At Termination 3.10% At Termination 09/15/54 GBP 2,960 (75,971) (4,122) (71,849)
$ (235,934) $ 6,965 $ (242,899)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 5.16%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.23
6-mo. EURIBOR ...................................... Euro Interbank Offered Rate 3.11
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 64,617,609 $ — $ 64,617,609
Common Stocks ......................................... 909,100 — — 909,100
Corporate Bonds ........................................ — 2,223,277 — 2,223,277
Foreign Agency Obligations ................................. — 12,916,011 — 12,916,011
Foreign Government Obligations .............................. — 71,845,198 — 71,845,198
Investment Companies .................................... 9,089,090 — — 9,089,090
Non-Agency Mortgage-Backed Securities ........................ — 47,179,393 — 47,179,393
U.S. Government Sponsored Agency Securities .................... — 59,445,588 — 59,445,588
U.S. Treasury Obligations ................................... — 1,958,125,813 — 1,958,125,813
Short-Term Securities
Money Market Funds ...................................... 3,190,192 — — 3,190,192
Options Purchased
Foreign currency exchange contracts ........................... — 274,376 — 274,376
Interest rate contracts ...................................... 3,140,655 37,796 — 3,178,451
Other contracts .......................................... — 8,488 — 8,488
Liabilities
Investments
TBA Sale Commitments .................................... — (2,411) — (2,411)
$ 16,329,037 $ 2,216,671,138 $ — $ 2,233,000,175
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 36,748 $ — $ 36,748
Equity contracts ........................................... 7,298 — — 7,298
Foreign currency exchange contracts ............................ — 336,662 — 336,662
Interest rate contracts ....................................... 527,390 114,805 — 642,195
Other contracts ........................................... — 111,893 — 111,893
Liabilities
Foreign currency exchange contracts ............................ — (823,301) — (823,301)
Interest rate contracts ....................................... (2,798,495) (1,891,984) — (4,690,479)

Consolidated Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Inflation Protected Bond Portfolio

Level 1 Level 2 Level 3 Total
Other contracts ........................................... $ — $ (354,792) $ — $ (354,792)
$ (2,263,807) $ (2,469,969) $ — $ (4,733,776)
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes. As of period end, reverse repurchase agreements of $281,881,151 are categorized as Level 2 within the fair value hierarchy.
Currency Abbreviation
BRL Brazilian Real
CNH Chinese Yuan Offshore
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
USD United States Dollar
Portfolio Abbreviation
CSMC Credit Suisse Mortgage Capital
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
OTC Over-the-counter
PIK Payment-In-Kind
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate
Fair Value Hierarchy as of Period End (continued)